Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 6.0%
BT Group PLC	999,829	$2,477,009
Deutsche Telekom AG	139,520	4,541,518
Singapore Telecommunications Ltd.	1,718,500	6,080,051
Spotify Technology SA (a)	5,759	3,344,309
		16,442,887

Consumer Discretionary - 8.8%
Amadeus IT Group SA	29,930	2,215,148
Industria de Diseno Textil SA	90,803	5,989,784
Mercedes-Benz Group AG	43,498	3,015,369
Prosus NV - Class N	59,170	3,663,741
Sony Group Corp.	266,905	6,846,377
Taylor Wimpey PLC	1,672,341	2,419,880
		24,150,299

Consumer Staples - 7.2%
Beiersdorf AG	20,341	2,233,790
Jeronimo Martins SGPS SA	125,333	2,982,464
Koninklijke Ahold Delhaize NV	84,008	3,444,903
L'Oreal SA	3,182	1,366,082
Magnum Ice Cream Co. NV (a)	15,606	247,355
Nestle SA	51,150	5,077,104
Unilever PLC - ADR	66,809	4,369,280
		19,720,978

Financials - 24.4%
Adyen NV (a)(b)	2,058	3,318,675
AIA Group Ltd.	456,650	4,700,341
Alpha Bank SA	545,779	2,293,948
AXA SA	117,329	5,629,561
Hannover Rueck SE	11,292	3,513,855
ING Groep NV	261,838	7,359,795
Intesa Sanpaolo SpA	998,211	6,897,735
London Stock Exchange Group PLC	16,891	2,031,786
Macquarie Group Ltd.	24,595	3,323,536
Mitsubishi UFJ Financial Group, Inc.	574,400	9,116,345
ORIX Corp.	168,447	4,926,617
Oversea-Chinese Banking Corp. Ltd.	348,975	5,361,381
Standard Chartered PLC	149,266	3,642,143
T&D Holdings, Inc.	119,600	2,760,745
Tryg AS	84,742	2,216,122
		67,092,585

Health Care - 15.7%
AstraZeneca PLC	44,869	8,303,397
Convatec Group PLC (b)	1,008,494	3,292,634
Hoya Corp.	52,154	7,910,176
Kyowa Kirin Co. Ltd.	142,000	2,285,449
Novartis AG - ADR	48,237	6,650,435
Novo Nordisk AS - Class B	69,981	3,549,330
Roche Holding AG - ADR	158,166	8,156,621
Straumann Holding AG	27,001	3,153,823
		43,301,865

Industrials - 19.7%
Ashtead Group PLC	51,420	3,505,762
Assa Abloy AB - Class B	156,170	6,032,980
Atlas Copco AB - Class B	316,957	5,067,102
Contemporary Amperex Technology Co. Ltd. - Class H	39,380	2,561,254
Ferguson Enterprises, Inc.	1	222
Kurita Water Industries Ltd.	59,587	2,421,180
Mitsubishi Electric Corp.	236,900	6,907,259
Prysmian SpA	56,723	5,658,530
RELX PLC	59,796	2,408,982
Schneider Electric SE	23,290	6,371,560
Siemens AG	27,681	7,752,791
Techtronic Industries Co. Ltd.	229,860	2,644,110
Vestas Wind Systems AS	111,709	3,021,418
		54,353,150

Information Technology - 10.2%
Advantest Corp.	31,700	4,008,399
ASM International NV	6,551	3,965,940
Keyence Corp.	13,674	4,946,228
Sage Group PLC	166,819	2,426,288
SAP SE - ADR	18,739	4,551,891
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,632	4,750,408
TDK Corp.	238,615	3,375,866
		28,025,020

Materials - 2.2%
Air Liquide SA	22,571	4,242,304
DSM-Firmenich AG	24,511	1,977,297
		6,219,601

Utilities - 3.7%
SSE PLC	220,075	6,452,117
Veolia Environnement SA	109,348	3,805,032
		10,257,149
TOTAL COMMON STOCKS (Cost $177,305,261)		269,563,534

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	4,815,087	4,815,087
TOTAL MONEY MARKET FUNDS (Cost $4,815,087)		4,815,087

TOTAL INVESTMENTS - 99.7% (Cost $182,120,348)		274,378,621
Other Assets in Excess of Liabilities - 0.3%		758,270
TOTAL NET ASSETS - 100.0%		$275,136,891

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $6,611,309 or 2.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Boston Common ESG Impact International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,070,299	$237,493,235	$–	$269,563,534
Money Market Funds	4,815,087	–	–	4,815,087
Total Investments	$36,885,386	$237,493,235	$–	$274,378,621

Refer to the Schedule of Investments for further disaggregation of investment categories.